EMPLOYEE BENEFIT PLANS Defined Benefit Plan, Fair Value on Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Plan Assets, Benefits Paid	$ 4,901	$ 5,373
Defined Contribution Plan, Cost	1,900	800	$ 0
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	144,349	131,010
Fair Value, Inputs, Level 1 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	137,496	124,984
Fair Value, Inputs, Level 2 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	6,853	6,026
Fair Value, Inputs, Level 3 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	$ 0	$ 0